Investment Objectives and Goals	Jul. 29, 2026
KraneShares 90% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 90% KWEB Defined Outcome January 2027 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the total return of the KraneShares CSI China Internet ETF (“Underlying ETF”) of increases of up to 40% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 90% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from January 27, 2025 to January 15, 2027 (the “Outcome Period”).

KraneShares 100% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the total return of the KraneShares CSI China Internet ETF (“Underlying ETF”) of increases of up to 20% of the Underlying ETF (prior to taking into account any fees or expenses) (“Cap”) while providing a Buffer against 100% of decreases in the total return of the Underlying ETF (prior to taking into account any fees or expenses) (“Buffer”), over the period from January 27, 2025 to January 15, 2027 (the “ Outcome Period”).

KraneShares Asia Pacific High Income USD Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Asia Pacific High Income USD Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Asia Pacific High Income USD Bond ETF (the “Fund”) seeks to provide a total return that, before fees and expenses, exceeds that of the JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (the “Underlying Index”) over a complete market cycle.

KraneShares Bosera MSCI China A 50 Connect Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Bosera MSCI China A 50 Connect Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Bosera MSCI China A 50 Connect Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China A 50 Connect Index (USD) (the “Underlying Index”).

KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares California Carbon Allowance Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares California Carbon Allowance Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the S&P Carbon Credit CCA Excess Return Index (the “Index”), plus any returns from any available collateral. The Index is comprised of futures contracts on emission allowances issued by a “cap-and-invest” program that seeks to reduce greenhouse gas emissions over time.

KraneShares China Alpha Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares China Alpha Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Qi China Alpha Index (the “Underlying Index”).

KraneShares China Technology & Semiconductor STAR 50 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares China Technology & Semiconductor STAR 50 Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares China Technology & Semiconductor STAR 50 Index ETF(the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the SSE Science and Technology Innovation Board 50 Index (the “Underlying Index”).

KraneShares CSI China Internet ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares CSI China Internet ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares CSI China Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the CSI Overseas China Internet Index (the “Underlying Index”).

KraneShares Dragon Capital Growth of Vietnam Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Dragon Capital Growth of Vietnam Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Dragon Capital Growth of Vietnam Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Dragon Capital MerQube Vietnam Growth Index (the “Underlying Index”).

KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Electric Vehicles and Future Mobility Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Electric Vehicles and Future Mobility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Bloomberg Electric Vehicles Index (the “Underlying Index”).

KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global Carbon Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Global Carbon Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the S&P Global Carbon Credit Index Excess Return (the “Index”), plus any returns from any available collateral. The Index is comprised of futures contracts on emission allowances issued by various “cap-and-invest” program s that seek to reduce greenhouse gas emissions over time.

KraneShares Global Humanoid Robotics and Physical AI Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Global Humanoid Robotics and Physical AI Index ETF (formerly, KraneShares Global Humanoid and Embodied Intelligence Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MerQube Global Humanoid Robotics and Physical AI Index (the “Underlying Index”).

KraneShares Hang Seng TECH Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Hang Seng TECH Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Hang Seng TECH Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the Hang Seng TECH Index (the “Underlying Index”).

KraneShares Hedgeye Hedged Equity Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Hedgeye Hedged Equity Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Hedgeye Hedged Equity Index (the “Underlying Index”).

KraneShares High-Bandwidth Memory ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares High-Bandwidth Memory ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares High-Bandwidth Memory ETF (the “Fund”) seeks growth of capital.
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity and derivative securities index. The Fund’s current index is the Nasdaq InspereX Dynamic Buffered High Income™ Index (the “Underlying Index”).

KraneShares KWEB Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares KWEB Covered Call Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares KWEB Covered Call Strategy ETF (the “Fund”) seeks to provide current income.
KraneShares Man Buyout Beta Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Man Buyout Beta Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Man Buyout Beta Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund’s current index is the Man Buyout Beta Index (the “Underlying Index”).

KraneShares Mount Lucas Managed Futures Index Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Mount Lucas Managed Futures Index Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price performance of the KFA MLM Index (“Index”).

KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI All China Health Care Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI All China Health Care Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China All Shares Health Care 10/40 Index (the “Underlying Index”).

KraneShares MSCI China Clean Technology Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI China Clean Technology Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI China Clean Technology Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China IMI Environment 10/40 Index (the “Underlying Index”).

KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI Emerging Markets ex China Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI Emerging Markets ex China Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MSCI Emerging Markets ex China Index (the “Underlying Index”).

KraneShares MSCI One Belt One Road Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares MSCI One Belt One Road Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares MSCI One Belt One Road Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI Global China Infrastructure Exposure Index (the “Underlying Index”).

KraneShares Public-Private AI & Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Public-Private AI & Technology ETF (formerly, KraneShares Artificial Intelligence and Technology ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks growth of capital.
KraneShares Public-Private Emerging Markets Internet and Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Public-Private Emerging Markets Internet and Technology ETF (formerly, KraneShares Emerging Markets Consumer Technology Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares Public-Private Emerging Markets Internet and Technology ETF (formerly known as the KraneShares Emerging Markets Consumer Technology Index ETF) (the “Fund”) seeks growth of capital.
KraneShares Sustainable Ultra Short Duration Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Sustainable Ultra Short Duration Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific fixed income securities index. The Fund’s current index is the Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (the “Underlying Index”).

KraneShares Value Line(R) Dynamic Dividend Equity Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Value Line® Dynamic Dividend Equity Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Value Line® Dynamic Dividend Equity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific equity securities index. The Fund’s current index is the Value Line® Dynamic Dividend Equity Index (the “Underlying Index”).

KraneShares Wahed Alternative Income Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Wahed Alternative Income Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares Wahed Alternative Income Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Wahed Shariah Alternative Income Index (the “Underlying Index”).

Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”) is a fixed income ETF that seeks to hedge relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for enhanced inflation-protected income.

Quadratic Deflation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Quadratic Deflation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Quadratic Deflation ETF (the “Fund”) seeks to benefit from lower growth, deflation, lower or negative long-term interest rates, and/or a reduction in the spread between shorter and longer term interest rates by investing in U.S. Treasuries and options.

KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long BABA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).
KraneShares 2x Long BIDU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long BIDU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change of the ADR of Baidu Inc. (NASDAQ: BIDU).
KraneShares 2x Long JD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long JD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change of the ADR of JD.com, Inc. (NASDAQ: JD).
KraneShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long MELI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change of the ADR of MercadoLibre, Inc. (NASDAQ: MELI).
KraneShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long PDD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change of the ADR of PDD Holdings Inc. (NASDAQ: PDD).